RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

9.RELATED PARTY TRANSACTIONS

A.	Related Parties with whom transactions have taken place during the year:
a.	Mondee Holdings LLC — Parent Company
b.	Prasad Gundumogula — Chief Executive Officer (“CEO”)
c.	Metaminds Software Solutions Ltd (“Metaminds Software”) — Affiliate entity
d.	Metaminds Technologies Pvt Ltd (“Metaminds Technologies”) — Affiliate entity
e.	Metaminds Global Solutions Inc. (“Metaminds Global”) — Affiliate entity
f.	Mondee Group LLC — Affiliate entity
g.	Mike Melham — VP of Product Implementation
B.	Summary of balances due to and from related parties and transactions are as follows:

	June 30,	December 31,
Balances as at Year End	2022	2021
Amount payable to related party
Metaminds Software	—	—
Metaminds Technologies	196	196
Metaminds Global	317	317
Mondee Group LLC (a)	1,039	203
Loan receivable from Related Party
Mondee Group LLC (b)	22,310	22,054
Note Payable to Related Party
Note payable to CEO (c)	195	193

	Three Months Ended June 30,		Six Months Ended June 30,
Transactions with Related Parties	2022	2021	2022	2021
Offshore IT, sales support and other services from
Metaminds Software (e)	—	48	—	83
Metaminds Technologies (e)	—	29	54	87
Metaminds Global (e)	—	56	78	95
Offshore software development services from
Metaminds Software (e)	—	190	—	330
Metaminds Technologies (e)	—	113	216	347
Metaminds Global (e)	—	224	312	378
Interest Income from Mondee Group Loan (b)	129	126	256	250
Service fee from Mondee Group LLC (a)	974	—	1,941
Rent expense – from Mike Melham (d)	16	16	33	33
Rent expense – from Metaminds Software (f)	58	—	58	—
(a)	Pursuant to a UATP Servicing Agreement dated May 11, 2021, the Company sold certain airline tickets using prepaid UATP credit cards arranged by Mondee Group, LLC, in exchange for a service fee equal to 10% of the revenue derived from the sale of such airline tickets. Mondee Group, LLC, led the fund raising and arranged the funds that were used to purchase prepaid UATP credit cards at a discount from their face value from a certain airline.
(b)	The Company has a secured promissory note receivable from Mondee Group LLC, bearing an interest rate of 2.33% compounded annually, with a 10-year term, and is secured by 14,708 Class A units in Parent. The note is due the earlier of March 25, 2026, or the occurrence of a change in control event. The note was amended and settled subsequently as explained in note 13.
(c)	The Company has a note payable to the CEO amounting to $195 and $193 as of June 30, 2022 and December 31, 2021, respectively, and is included in loan payable to related party on the condensed consolidated balance sheets. The loan is collateralized and carries an interest rate of 2% per annum. Principal and interest are due on demand.
(d)	The Company currently rents two office spaces from Mike Melham, the Company’s VP of Product Implementation. The lease commencement date for both the leases was January 01, 2020. Each lease has a term of five years. The monthly minimum base rents are immaterial.
(e)	Prior to acquisition of certain assets and liabilities of Metaminds Technologies, which is reflected within the subsequent event footnote, Mondee hired all employees of Metaminds Technologies and Metaminds Software in April 2022. There were no services rendered by Metaminds Technologies and Metaminds Software for offshore IT, offshore software development, or sales support for three months ended June 30, 2022.
(f)	The Company currently rents office space from Metaminds Software Solutions Ltd. The lease commencement date for this was April 1, 2022. The lease has a term of 11 months and the monthly minimum base rent is immaterial.

13.	RELATED PARTY TRANSACTIONS
A.	Related Parties with whom transaction have taken place during the year:
a.	Mondee Holdings LLC — Parent Company
b.	Prasad Gundumogula — Chief Executive Officer (“CEO”)
c.	Metaminds Software Solutions Ltd (“Metaminds Software”) — Affiliate entity
d.	Metaminds Technologies Pvt Ltd (“Metaminds Technologies”) — Affiliate entity
e.	Metaminds Global Solutions Inc. (“Metaminds Global”) — Affiliate entity
f.	Mondee Group LLC — Affiliate entity
g.	LBF Travel Inc. — Company owned by Key Managerial Person
h.	Mike Melham — VP of Product Implementation
B.	Summary of balances due to and from related parties and transactions during the year are as follows:

	As of December 31,
Balances as at Year End	2021	2020
Amount payable to related party
Metaminds Technologies	196	—
Metaminds Global	317	757
Mondee Group LLC(a)	203	—
Loan receivable from Related Party
Mondee Group LLC(b)	22,054	21,547
Note Payable to Related Party
Note payable to CEO(c)	193	189

	Year ended December 31,
Transactions with Related Parties	2021	2020
Offshore IT, sales support and other services from
Metaminds Software	90	428
Metaminds Technologies	230	243
Metaminds Global	208	720
Offshore software development services from
Metaminds Software	362	1,230
Metaminds Technologies	919	374
Metaminds Global	831	1,036
Repayment – Note to Mondee Group LLC(e)	—	5,034
Interest Income from Mondee Group Loan(b)	505	496
Repayment – Note to LBF Travel Inc.(d)	—	1,750
Service fee from Mondee Group LLC(a)	1,223	—
Rent expense – from Mike Melham(f)	86	86
(a)	Pursuant to a UATP Servicing Agreement dated May 11, 2021, the Company sold certain airline tickets using prepaid UATP credit cards arranged by Mondee Group, LLC, in exchange for a service fee equal to 10% of the revenue derived from the sale of such airline tickets. Mondee Group, LLC, led the fund raising and arranged the funds that were used to purchase prepaid UATP credit cards at a discount from their face value from a certain airline.
(b)	The Company has a secured promissory note receivable from Mondee Group LLC, bearing an interest rate of 2.33% compounded annually, with a 10-year term, and is secured by 14,708 Class A units in Parent. The note is due the earlier of March 25, 2026, or the occurrence of a change in control event.
(c)	The Company has a note payable to the CEO amounting to $193 and $189 as of December 31, 2021 and 2020, respectively, and is included in loan payable to related party on the consolidated balance sheets. The loan is collateralized and carries an interest rate of 2% per annum. Principal and interest are due on demand.
(d)	In connection with the acquisition of LBF, the Company issued a promissory note to LBF Travel Inc. The note bears an interest rate of 2% annually with a maturity date of January 31, 2020. The entire principal amount of the note along with the interest accrued thereon, was repaid on the maturity date.
(e)	During the year ended December 31, 2019, the Company obtained short-term borrowing from Mondee Group LLC amounting to $5,000 in the form of a promissory notes. The note bears an interest rate of 3% annually. The entire principal amount of the note along with the accrued interest thereon, was repaid in February 2020.
(f)	The Company currently rents two office spaces from Mike Melham, the Company’s VP of Product Implementation. The lease commencement date for both the leases was January 1, 2020. Each lease has a term of five years. The monthly minimum base rents are immaterial.